Research, Development & Engineering	12 Months Ended
Dec. 31, 2021
Research, Development & Engineering
Research, Development & Engineering

NOTE G. RESEARCH, DEVELOPMENT & ENGINEERING

RD&E expense was $6,488 million in 2021, $6,262 million in 2020 and $5,910 million in 2019.

The company incurred total expense of $6,216 million, $5,968 million and $5,578 million in 2021, 2020 and 2019, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,922 million, $3,682 million and $3,497 million in 2021, 2020 and 2019, respectively.

Expense for product-related engineering was $272 million, $295 million and $334 million in 2021, 2020 and 2019, respectively.